UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue,

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

June 30, 2016

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Glenview Institutional Partners, L.P.		$74,400,000	$74,240,450	7.77%	Quarterly	45 Days
Southpoint Qualified Fund LP		59,300,000	68,776,226	7.20%	Quarterly	60 Days
Corvex Partners LP		68,030,000	67,882,507	7.11%	Quarterly	60 Days
Coatue Qualified Partners, L.P.		56,300,000	60,330,804	6.31%	Quarterly	45 Days
Shearwater Offshore, Ltd.(3)	480,181	47,500,000	51,524,506	5.39%	Annually	60 Days
Hoplite Partners, L.P.		44,600,000	47,316,777	4.95%	Monthly-Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	40,476	42,000,000	45,262,274	4.74%	Semi-annually	45 Days
Pershing Square, L.P.		46,597,008	37,819,369	3.96%	Quarterly	65 Days
Turiya Fund LP		20,089,088	28,689,671	3.00%	Quarterly	45 Days
MTP Energy Fund Corp
Corp Promissory Note, 13.00%, 9/1/2025-11/1/2025	15,427,500	15,427,500	15,427,500	1.62%	N/A	N/A
Corp Series C — Equity Shares	21,606	15,176,424	11,665,497	1.22%	Quarterly	60 Days

Total MTP Energy Fund Corp		30,603,924	27,092,997
MTP Energy Fund I Ltd.(3)	25,040	25,039,575	25,440,626	2.66%	Quarterly	60 Days
Soroban Opportunities Cayman Fund Ltd(3)	18,729	20,000,000	21,827,191	2.28%	Quarterly	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	18,862,618	1.98%	Annually	45 Days
Soroban Cayman Fund Ltd(3)	3,628	6,936,000	7,617,955	0.80%	Quarterly	60 Days
Bay Pond Partners, L.P.(2)		3,098,418	91,813	0.01%	Non-Redeemable	Non-Redeemable

Total		556,894,013	582,775,784	61.00%

Multi-Category(b)
Magnetar Constellation Fund, Ltd(3)	54,800	54,800,000	60,582,697	6.34%	Quarterly	90 Days
HBK Multi-Strategy Offshore Fund Ltd.(3)	33,953	33,976,601	34,867,042	3.65%	Quarterly	90 Days
Elliott International Limited(3)	30,035	31,265,919	34,038,334	3.57%	Quarterly-Semi- annually	60 Days
Third Point Partners Qualified L.P.		35,000,000	33,559,096	3.51%	Quarterly	60 Days

Total		155,042,520	163,047,169	17.07%

Global Macro(c)
Tudor BVI Global Fund Ltd.(3)	354	44,110,000	46,578,424	4.88%	Quarterly	60 Days
Autonomy Global Macro Fund Limited(3)	344,780	35,000,000	39,981,110	4.18%	Monthly	60 Days

Total		79,110,000	86,559,534	9.06%

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2016

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		$48,000,000	$60,899,838	6.37%	Monthly	45 Days

Total Investments in Investee Funds(4)(5)		$839,046,533	$893,282,325	93.50%

Other assets, less liabilities			62,104,294	6.50%

Total Net Assets			$955,386,619	100.00%

Percentage of total net assets represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $438,018,438, with a fair value of $445,799,710.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $401,028,095, with a fair value of $447,482,615.
(a)	The Equity strategy generally includes equity-focused Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, trading strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2016

1. ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments includes the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, which serves as the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. BASIS OF PRESENTATION

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars. The investment in the Intermediate Fund is eliminated in consolidation.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: August 24, 2016

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: August 24, 2016